NON-CONTROLLING INTERESTS - Preferred Equity (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of preference shares [Line Items]
Distributions or dividends declared		$ (536)	$ (514)	$ (940)	$ (946)
Dividends paid to non-controlling interests		6	$ 6	13	13
Preferred equity
Disclosure of preference shares [Line Items]
Non-controlling interests	$ 583	$ 565		$ 565
Class A Preference Shares
Disclosure of preference shares [Line Items]
Number of shares redeemed (in shares)		0		0
Percent of public float allowable for repurchase	10.00%
Repurchase of shares (in shares)		0	0
Class A Preference Shares
Disclosure of preference shares [Line Items]
Number of shares outstanding (in shares)		31,030,000.00		31,030,000.00
Distributions or dividends declared				$ 13	13
Series 1 (C$136)
Disclosure of preference shares [Line Items]
Notional amount		$ 136		$ 136
Number of shares outstanding (in shares)		6,850,000		6,850,000
Cumulative distribution rate (%)				3.10%
Earliest permitted redemption date				April 2025
Distributions or dividends declared				$ 2	2
Non-controlling interests	$ 129	$ 125		125
Series 2 (C$113)
Disclosure of preference shares [Line Items]
Notional amount		$ 113		$ 113
Number of shares outstanding (in shares)		3,110,000		3,110,000
Cumulative distribution rate (%)				7.60%
Earliest permitted redemption date				April 2025
Distributions or dividends declared				$ 2	2
Non-controlling interests	58	$ 57		57
Series 3 (C$249)
Disclosure of preference shares [Line Items]
Notional amount		$ 249		$ 249
Number of shares outstanding (in shares)		9,960,000		9,960,000
Cumulative distribution rate (%)				4.40%
Earliest permitted redemption date				July 2024
Distributions or dividends declared				$ 4	4
Non-controlling interests	187	$ 181		181
Series 5 (C$103)
Disclosure of preference shares [Line Items]
Notional amount		$ 103		$ 103
Number of shares outstanding (in shares)		4,110,000		4,110,000
Cumulative distribution rate (%)				5.00%
Earliest permitted redemption date				April 2018
Distributions or dividends declared				$ 2	2
Non-controlling interests	77	$ 75		75
Series 6 (C$175)
Disclosure of preference shares [Line Items]
Notional amount		$ 175		$ 175
Number of shares outstanding (in shares)		7,000,000.00		7,000,000.00
Cumulative distribution rate (%)				5.00%
Earliest permitted redemption date				July 2018
Distributions or dividends declared				$ 3	$ 3
Non-controlling interests	$ 132	$ 127		$ 127